PSF SMALL-CAP STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks — 99.3%
Aerospace & Defense — 1.2%
AAR Corp.*	33,281	$2,175,246
AeroVironment, Inc.*(a)	26,503	5,313,852
Mercury Systems, Inc.*(a)	47,750	1,766,750
Moog, Inc. (Class A Stock)	27,214	5,497,772
National Presto Industries, Inc.	4,807	361,198
Triumph Group, Inc.*	73,151	942,916
		16,057,734
Air Freight & Logistics — 0.3%
Forward Air Corp.(a)	18,051	639,005
Hub Group, Inc. (Class A Stock)	58,280	2,648,826
		3,287,831
Automobile Components — 1.5%
Adient PLC*	82,450	1,860,896
American Axle & Manufacturing Holdings, Inc.*	111,250	687,525
Dana, Inc.	122,050	1,288,848
Dorman Products, Inc.*	25,741	2,911,822
Fox Factory Holding Corp.*(a)	39,400	1,635,100
Gentherm, Inc.*	29,619	1,378,764
LCI Industries(a)	24,088	2,903,568
Patrick Industries, Inc.(a)	21,187	3,016,393
Phinia, Inc.	41,300	1,901,039
Standard Motor Products, Inc.	19,473	646,504
XPEL, Inc.*(a)	20,852	904,351
		19,134,810
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	27,396	1,591,982
Banks — 9.3%
Ameris Bancorp	61,152	3,815,273
Atlantic Union Bankshares Corp.	84,918	3,198,861
Axos Financial, Inc.*	51,180	3,218,198
Banc of California, Inc.	130,300	1,919,319
BancFirst Corp.	18,747	1,973,122
Bancorp, Inc. (The)*	46,276	2,475,766
Bank of Hawaii Corp.(a)	37,550	2,357,014
BankUnited, Inc.	70,687	2,575,834
Banner Corp.	32,587	1,940,882
Berkshire Hills Bancorp, Inc.	39,923	1,075,126
Brookline Bancorp, Inc.	84,111	848,680
Capitol Federal Financial, Inc.	115,531	674,701
Cathay General Bancorp	68,250	2,931,338
Central Pacific Financial Corp.(a)	25,484	752,033
City Holding Co.	13,908	1,632,660
Comerica, Inc.	125,500	7,518,705
Community Financial System, Inc.	49,686	2,885,266
Customers Bancorp, Inc.*	27,946	1,298,092
CVB Financial Corp.	124,223	2,213,654
Dime Community Bancshares, Inc.	33,290	958,752
Eagle Bancorp, Inc.	28,485	643,191
FB Financial Corp.	33,055	1,551,271
First Bancorp	39,012	1,622,509
First BanCorp. (Puerto Rico)	154,061	3,261,471
First Commonwealth Financial Corp.	96,532	1,655,524
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Financial Bancorp	90,324	$2,278,875
First Hawaiian, Inc.	120,982	2,800,733
Fulton Financial Corp.(a)	172,100	3,120,173
Hanmi Financial Corp.	29,602	550,597
Heritage Financial Corp.	32,636	710,486
Hilltop Holdings, Inc.	43,609	1,402,465
Hope Bancorp, Inc.	114,195	1,434,289
Independent Bank Corp.	40,185	2,376,139
Independent Bank Group, Inc.	34,114	1,967,013
Lakeland Financial Corp.(a)	24,128	1,571,215
National Bank Holdings Corp. (Class A Stock)	35,869	1,510,085
NBT Bancorp, Inc.	44,617	1,973,410
Northwest Bancshares, Inc.	120,473	1,611,929
OFG Bancorp (Puerto Rico)	44,056	1,978,996
Pacific Premier Bancorp, Inc.	91,225	2,295,221
Park National Corp.	13,745	2,308,885
Pathward Financial, Inc.	23,603	1,558,034
Preferred Bank(a)	11,698	938,765
Provident Financial Services, Inc.	123,459	2,291,399
Renasant Corp.(a)	60,095	1,953,088
S&T Bancorp, Inc.	36,179	1,518,433
Seacoast Banking Corp. of Florida	79,957	2,130,854
ServisFirst Bancshares, Inc.	47,421	3,815,019
Simmons First National Corp. (Class A Stock)	118,749	2,557,853
Southside Bancshares, Inc.	26,893	899,033
Stellar Bancorp, Inc.	45,092	1,167,432
Tompkins Financial Corp.	11,763	679,784
Triumph Financial, Inc.*(a)	20,695	1,646,080
TrustCo Bank Corp.	17,880	591,292
Trustmark Corp.	57,883	1,841,837
United Community Banks, Inc.	112,758	3,279,003
Veritex Holdings, Inc.	51,460	1,354,427
WaFd, Inc.	76,841	2,677,909
Westamerica BanCorp	25,205	1,245,631
WSFS Financial Corp.	56,060	2,858,499
		119,892,125
Beverages — 0.2%
MGP Ingredients, Inc.(a)	13,273	1,104,977
National Beverage Corp.	22,103	1,037,515
		2,142,492
Biotechnology — 2.3%
ADMA Biologics, Inc.*	220,500	4,407,795
Alkermes PLC*(a)	155,800	4,360,842
Arcus Biosciences, Inc.*	51,023	780,142
Catalyst Pharmaceuticals, Inc.*	105,519	2,097,718
Dynavax Technologies Corp.*(a)	115,310	1,284,553
Ironwood Pharmaceuticals, Inc.*(a)	137,277	565,581
Krystal Biotech, Inc.*(a)	23,920	4,354,158
Myriad Genetics, Inc.*	85,894	2,352,637
Protagonist Therapeutics, Inc.*	55,700	2,506,500
REGENXBIO, Inc.*	44,468	466,469
TG Therapeutics, Inc.*	126,200	2,951,818
Vericel Corp.*(a)	46,386	1,959,808
Vir Biotechnology, Inc.*(a)	85,417	639,773
A1

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Xencor, Inc.*	58,505	$1,176,536
		29,904,330
Broadline Retail — 0.6%
Etsy, Inc.*	108,550	6,027,781
Kohl’s Corp.(a)	105,200	2,219,720
		8,247,501
Building Products — 2.7%
American Woodmark Corp.*	14,720	1,375,584
Apogee Enterprises, Inc.	20,745	1,452,461
Armstrong World Industries, Inc.	41,340	5,433,316
AZZ, Inc.(a)	28,211	2,330,511
CSW Industrials, Inc.	15,730	5,763,315
Gibraltar Industries, Inc.*	28,833	2,016,292
Griffon Corp.	38,655	2,705,850
Hayward Holdings, Inc.*(a)	134,300	2,060,162
Insteel Industries, Inc.	19,093	593,601
Masterbrand, Inc.*	120,187	2,228,267
Quanex Building Products Corp.	44,677	1,239,787
Resideo Technologies, Inc.*	138,507	2,789,531
Zurn Elkay Water Solutions Corp.(a)	135,850	4,882,449
		34,871,126
Capital Markets — 2.6%
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	66,100	2,863,452
BGC Group, Inc. (Class A Stock)	358,050	3,286,899
Brightsphere Investment Group, Inc.	26,281	667,537
Cohen & Steers, Inc.(a)	25,350	2,432,333
Donnelley Financial Solutions, Inc.*	25,236	1,661,286
Moelis & Co. (Class A Stock)(a)	66,550	4,559,340
Piper Sandler Cos.(a)	14,972	4,249,203
PJT Partners, Inc. (Class A Stock)(a)	22,510	3,001,483
StepStone Group, Inc. (Class A Stock)(a)	59,050	3,355,812
StoneX Group, Inc.*	26,750	2,190,290
Virtu Financial, Inc. (Class A Stock)	77,550	2,362,173
Virtus Investment Partners, Inc.	6,293	1,318,069
WisdomTree, Inc.(a)	112,598	1,124,854
		33,072,731
Chemicals — 2.1%
AdvanSix, Inc.	25,243	766,882
Balchem Corp.	30,695	5,402,320
Hawkins, Inc.	17,994	2,293,695
HB Fuller Co.	51,578	4,094,262
Ingevity Corp.*	34,350	1,339,650
Innospec, Inc.	23,599	2,668,811
Koppers Holdings, Inc.	19,369	707,549
Mativ Holdings, Inc.	51,395	873,201
Minerals Technologies, Inc.	30,421	2,349,414
Quaker Chemical Corp.(a)	13,045	2,197,952
Sensient Technologies Corp.	40,050	3,212,811
Stepan Co.	19,979	1,543,378
		27,449,925
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	59,362	$3,131,939
Brady Corp. (Class A Stock)	41,530	3,182,444
CoreCivic, Inc.*	104,323	1,319,686
Deluxe Corp.(a)	41,784	814,370
Enviri Corp.*	75,776	783,524
GEO Group, Inc. (The)*	128,667	1,653,371
Healthcare Services Group, Inc.*	69,389	775,075
HNI Corp.	44,597	2,401,103
Interface, Inc.	55,150	1,046,196
Liquidity Services, Inc.*	21,841	497,975
Matthews International Corp. (Class A Stock)	28,907	670,642
MillerKnoll, Inc.(a)	66,067	1,635,819
OPENLANE, Inc.*	102,737	1,734,201
Pitney Bowes, Inc.	147,725	1,053,279
UniFirst Corp.	14,213	2,823,412
Vestis Corp.	108,200	1,612,180
Viad Corp.*	20,616	738,671
		25,873,887
Communications Equipment — 0.8%
Calix, Inc.*	55,400	2,148,966
Digi International, Inc.*(a)	34,448	948,353
Extreme Networks, Inc.*	123,278	1,852,868
Harmonic, Inc.*	110,058	1,603,545
NetScout Systems, Inc.*	67,437	1,466,755
Viasat, Inc.*(a)	79,765	952,394
Viavi Solutions, Inc.*	209,937	1,893,632
		10,866,513
Construction & Engineering — 1.1%
Arcosa, Inc.	46,113	4,369,668
Dycom Industries, Inc.*	27,518	5,423,798
Granite Construction, Inc.(a)	41,324	3,276,167
MYR Group, Inc.*	15,610	1,595,810
		14,665,443
Consumer Finance — 0.8%
Bread Financial Holdings, Inc.	46,980	2,235,308
Encore Capital Group, Inc.*	22,383	1,058,044
Enova International, Inc.*	24,953	2,090,812
EZCORP, Inc. (Class A Stock)*	50,832	569,827
Green Dot Corp. (Class A Stock)*	50,786	594,704
Navient Corp.	74,500	1,161,455
PRA Group, Inc.*	37,293	833,872
PROG Holdings, Inc.	40,029	1,941,006
World Acceptance Corp.*(a)	3,284	387,446
		10,872,474
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	30,378	1,523,153
Chefs’ Warehouse, Inc. (The)*	32,777	1,376,962
Grocery Outlet Holding Corp.*	92,700	1,626,885
PriceSmart, Inc.	23,749	2,179,683
SpartanNash Co.	31,890	714,655
United Natural Foods, Inc.*	56,236	945,889
		8,367,227

A2

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging — 0.6%
Myers Industries, Inc.	36,472	$504,043
O-I Glass, Inc.*	147,325	1,932,904
Sealed Air Corp.	137,800	5,002,140
		7,439,087
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.*	35,640	2,690,107
Frontdoor, Inc.*	72,402	3,474,572
Mister Car Wash, Inc.*(a)	90,856	591,473
Perdoceo Education Corp.(a)	58,406	1,298,949
Strategic Education, Inc.	21,525	1,992,139
Stride, Inc.*(a)	40,250	3,433,727
		13,480,967
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	68,705	1,319,136
American Assets Trust, Inc.	44,902	1,199,781
Armada Hoffler Properties, Inc.	65,854	713,199
Essential Properties Realty Trust, Inc.(a)	167,585	5,723,028
Global Net Lease, Inc.(a)	187,210	1,576,308
		10,531,452
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.(a)	39,896	3,028,904
Consolidated Communications Holdings, Inc.*	76,040	352,826
Lumen Technologies, Inc.*	962,068	6,830,683
Shenandoah Telecommunications Co.	43,338	611,499
		10,823,912
Electric Utilities — 0.5%
MGE Energy, Inc.(a)	34,200	3,127,590
Otter Tail Corp.(a)	39,549	3,091,150
		6,218,740
Electrical Equipment — 0.5%
Powell Industries, Inc.	8,840	1,962,392
Sunrun, Inc.*(a)	211,500	3,819,690
Vicor Corp.*	22,200	934,620
		6,716,702
Electronic Equipment, Instruments & Components — 3.3%
Advanced Energy Industries, Inc.	35,646	3,751,385
Arlo Technologies, Inc.*(a)	94,538	1,144,855
Badger Meter, Inc.	27,823	6,076,821
Benchmark Electronics, Inc.	34,115	1,511,977
CTS Corp.(a)	28,726	1,389,764
ePlus, Inc.*	25,144	2,472,661
Insight Enterprises, Inc.*(a)	26,511	5,710,204
Itron, Inc.*	42,540	4,543,697
Knowles Corp.*	83,649	1,508,191
OSI Systems, Inc.*	15,002	2,277,754
PC Connection, Inc.	11,062	834,407
Plexus Corp.*	25,752	3,520,556
Rogers Corp.*	16,005	1,808,725
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	51,688	$3,538,044
ScanSource, Inc.*	21,481	1,031,732
TTM Technologies, Inc.*	96,442	1,760,067
		42,880,840
Energy Equipment & Services — 2.0%
Archrock, Inc.	159,827	3,234,898
Bristow Group, Inc.*	23,650	820,419
Cactus, Inc. (Class A Stock)(a)	62,900	3,753,243
Core Laboratories, Inc.(a)	44,348	821,768
Helix Energy Solutions Group, Inc.*	135,225	1,500,998
Helmerich & Payne, Inc.(a)	93,436	2,842,323
Innovex International, Inc.*	33,768	495,714
Liberty Energy, Inc.(a)	156,400	2,985,676
Nabors Industries Ltd.*	8,794	566,949
Oceaneering International, Inc.*(a)	95,998	2,387,470
Patterson-UTI Energy, Inc.	338,423	2,588,936
ProPetro Holding Corp.*	75,845	580,973
RPC, Inc.(a)	78,167	497,142
Tidewater, Inc.*	45,650	3,277,214
		26,353,723
Entertainment — 0.5%
Cinemark Holdings, Inc.*	101,021	2,812,425
Madison Square Garden Sports Corp.*	15,800	3,290,508
		6,102,933
Financial Services — 2.6%
EVERTEC, Inc. (Puerto Rico)(a)	60,532	2,051,429
HA Sustainable Infrastructure Capital, Inc.(a)	110,150	3,796,871
Jackson Financial, Inc. (Class A Stock)(a)	71,180	6,493,751
Mr. Cooper Group, Inc.*	61,011	5,623,994
NCR Atleos Corp.*(a)	68,400	1,951,452
NMI Holdings, Inc.*	75,357	3,103,955
Payoneer Global, Inc.*	239,468	1,803,194
Radian Group, Inc.(a)	142,319	4,937,046
Walker & Dunlop, Inc.(a)	30,335	3,445,753
		33,207,445
Food Products — 1.2%
B&G Foods, Inc.(a)	77,557	688,706
Cal-Maine Foods, Inc.	38,477	2,879,619
Fresh Del Monte Produce, Inc.	31,726	937,186
Hain Celestial Group, Inc. (The)*	84,884	732,549
J & J Snack Foods Corp.(a)	14,702	2,530,508
John B. Sanfilippo & Son, Inc.	8,508	802,389
Simply Good Foods Co. (The)*	86,205	2,997,348
Tootsie Roll Industries, Inc.	15,573	482,296
TreeHouse Foods, Inc.*	44,178	1,854,592
WK Kellogg Co.(a)	62,550	1,070,231
		14,975,424
Gas Utilities — 0.3%
Chesapeake Utilities Corp.(a)	21,237	2,636,998

A3

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
Northwest Natural Holding Co.	36,550	$1,491,971
		4,128,969
Ground Transportation — 0.9%
ArcBest Corp.	22,366	2,425,593
Heartland Express, Inc.	40,834	501,442
Hertz Global Holdings, Inc.*(a)	115,950	382,635
Marten Transport Ltd.	54,666	967,588
RXO, Inc.*	128,919	3,609,732
Schneider National, Inc. (Class B Stock)	41,600	1,187,264
Werner Enterprises, Inc.(a)	58,450	2,255,585
		11,329,839
Health Care Equipment & Supplies — 4.0%
Artivion, Inc.*	35,634	948,577
Avanos Medical, Inc.*	43,448	1,044,055
CONMED Corp.(a)	29,105	2,093,232
Embecta Corp.	54,562	769,324
Glaukos Corp.*	51,984	6,772,476
ICU Medical, Inc.*(a)	23,110	4,211,104
Inari Medical, Inc.*(a)	47,400	1,954,776
Inspire Medical Systems, Inc.*(a)	28,210	5,953,720
Integer Holdings Corp.*	31,723	4,123,990
Integra LifeSciences Holdings Corp.*	63,100	1,146,527
LeMaitre Vascular, Inc.	19,283	1,791,198
Merit Medical Systems, Inc.*	55,070	5,442,568
Omnicell, Inc.*	43,500	1,896,600
QuidelOrtho Corp.*	54,700	2,494,320
STAAR Surgical Co.*	46,500	1,727,475
Tandem Diabetes Care, Inc.*	61,894	2,624,925
TransMedics Group, Inc.*	30,000	4,710,000
UFP Technologies, Inc.*(a)	6,920	2,191,564
		51,896,431
Health Care Providers & Services — 2.5%
AdaptHealth Corp.*	99,965	1,122,607
Addus HomeCare Corp.*	16,931	2,252,331
AMN Healthcare Services, Inc.*	35,953	1,524,048
Astrana Health, Inc.*(a)	39,265	2,275,014
CorVel Corp.*	8,588	2,807,331
Cross Country Healthcare, Inc.*	30,056	403,953
Fulgent Genetics, Inc.*(a)	19,932	433,122
National HealthCare Corp.	11,670	1,467,736
NeoGenomics, Inc.*(a)	121,255	1,788,511
Owens & Minor, Inc.*	69,894	1,096,637
Patterson Cos., Inc.	74,200	1,620,528
Pediatrix Medical Group, Inc.*	81,282	942,058
Premier, Inc. (Class A Stock)(a)	99,150	1,983,000
Privia Health Group, Inc.*	97,050	1,767,281
Progyny, Inc.*(a)	74,300	1,245,268
RadNet, Inc.*	61,532	4,269,706
Select Medical Holdings Corp.	99,637	3,474,342
U.S. Physical Therapy, Inc.	14,224	1,203,777
		31,677,250
	Shares	Value
Common Stocks (continued)
Health Care REITs — 0.8%
CareTrust REIT, Inc.	140,585	$4,338,453
LTC Properties, Inc.	41,808	1,533,936
Medical Properties Trust, Inc.(a)	567,750	3,321,337
Universal Health Realty Income Trust	12,250	560,438
		9,754,164
Health Care Technology — 0.3%
Certara, Inc.*	103,495	1,211,926
HealthStream, Inc.	22,621	652,390
Schrodinger, Inc.*(a)	52,350	971,092
Simulations Plus, Inc.(a)	15,681	502,106
		3,337,514
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.	211,800	3,145,230
DiamondRock Hospitality Co.(a)	196,104	1,711,988
Pebblebrook Hotel Trust	113,981	1,507,969
Service Properties Trust(a)	156,940	715,646
Summit Hotel Properties, Inc.	102,499	703,143
Sunstone Hotel Investors, Inc.	192,392	1,985,486
Xenia Hotels & Resorts, Inc.	96,455	1,424,640
		11,194,102
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants, Inc.*	21,875	712,250
Bloomin’ Brands, Inc.(a)	71,518	1,182,193
Brinker International, Inc.*	42,054	3,218,393
Cheesecake Factory, Inc. (The)	44,235	1,793,729
Chuy’s Holdings, Inc.*	16,716	625,178
Cracker Barrel Old Country Store, Inc.(a)	20,966	950,808
Dave & Buster’s Entertainment, Inc.*(a)	29,899	1,018,061
Golden Entertainment, Inc.	20,046	637,262
Jack in the Box, Inc.(a)	18,050	840,047
Monarch Casino & Resort, Inc.	12,039	954,332
Papa John’s International, Inc.(a)	30,850	1,661,889
Penn Entertainment, Inc.*(a)	141,500	2,668,690
Sabre Corp.*	364,906	1,339,205
Shake Shack, Inc. (Class A Stock)*	37,829	3,904,331
Six Flags Entertainment Corp.	88,100	3,551,311
		25,057,679
Household Durables — 3.3%
Cavco Industries, Inc.*	7,800	3,340,272
Century Communities, Inc.	26,091	2,686,851
Ethan Allen Interiors, Inc.	21,373	681,585
Green Brick Partners, Inc.*	29,034	2,424,920
Helen of Troy Ltd.*	21,550	1,332,867
Installed Building Products, Inc.(a)	22,043	5,428,530
La-Z-Boy, Inc.	39,767	1,707,197
Leggett & Platt, Inc.	126,900	1,728,378
LGI Homes, Inc.*	19,560	2,318,251
M/I Homes, Inc.*	25,933	4,443,879
Meritage Homes Corp.	34,368	7,047,846
Newell Brands, Inc.	393,600	3,022,848
Sonos, Inc.*	114,493	1,407,119
Tri Pointe Homes, Inc.*	88,505	4,010,162

A4

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Worthington Enterprises, Inc.	29,400	$1,218,630
		42,799,335
Household Products — 0.6%
Central Garden & Pet Co.*	9,266	337,931
Central Garden & Pet Co. (Class A Stock)*	49,202	1,544,943
Energizer Holdings, Inc.	61,800	1,962,768
WD-40 Co.(a)	12,816	3,304,990
		7,150,632
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc. (Class A Stock)	32,750	932,392
Clearway Energy, Inc. (Class C Stock)	78,350	2,403,778
		3,336,170
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	26,802	3,607,549
LXP Industrial Trust	278,487	2,798,795
		6,406,344
Insurance — 2.3%
Ambac Financial Group, Inc.*	44,340	497,051
AMERISAFE, Inc.	17,997	869,795
Assured Guaranty Ltd.	46,765	3,718,753
Employers Holdings, Inc.	23,460	1,125,376
Genworth Financial, Inc. (Class A Stock)*	408,763	2,800,027
Goosehead Insurance, Inc. (Class A Stock)*(a)	22,900	2,044,970
HCI Group, Inc.(a)	7,984	854,767
Horace Mann Educators Corp.	38,561	1,347,707
Lincoln National Corp.	161,000	5,073,110
Mercury General Corp.	25,135	1,583,002
Palomar Holdings, Inc.*	24,739	2,342,041
ProAssurance Corp.*	50,044	752,662
Safety Insurance Group, Inc.	14,034	1,147,700
SiriusPoint Ltd. (Sweden)*	90,393	1,296,236
Stewart Information Services Corp.	26,176	1,956,394
Trupanion, Inc.*	31,515	1,323,000
United Fire Group, Inc.	20,848	436,349
		29,168,940
Interactive Media & Services — 1.1%
Cargurus, Inc.*	82,650	2,481,979
Cars.com, Inc.*	57,450	962,862
IAC, Inc.*	66,850	3,597,867
QuinStreet, Inc.*	51,526	985,692
Shutterstock, Inc.(a)	23,541	832,645
TripAdvisor, Inc.*	103,550	1,500,440
Yelp, Inc.*	63,282	2,219,933
Ziff Davis, Inc.*(a)	42,300	2,058,318
		14,639,736
IT Services — 0.7%
DigitalOcean Holdings, Inc.*(a)	59,850	2,417,342
DXC Technology Co.*	171,050	3,549,287
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Perficient, Inc.*	34,929	$2,636,441
		8,603,070
Leisure Products — 0.3%
Sturm Ruger & Co., Inc.	15,924	663,712
Topgolf Callaway Brands Corp.*(a)	133,900	1,470,222
Vista Outdoor, Inc.*	55,263	2,165,205
		4,299,139
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.*	34,047	852,537
Cytek Biosciences, Inc.*	100,757	558,194
Fortrea Holdings, Inc.*(a)	84,750	1,695,000
Mesa Laboratories, Inc.	4,938	641,248
		3,746,979
Machinery — 4.7%
Alamo Group, Inc.	9,805	1,766,175
Albany International Corp. (Class A Stock)	29,519	2,622,763
Astec Industries, Inc.	21,515	687,189
Barnes Group, Inc.	43,223	1,746,641
Enerpac Tool Group Corp.	51,346	2,150,884
Enpro, Inc.	19,837	3,217,165
ESCO Technologies, Inc.	24,358	3,141,695
Federal Signal Corp.	57,853	5,406,941
Franklin Electric Co., Inc.	37,155	3,894,587
Gates Industrial Corp. PLC*(a)	213,950	3,754,822
Greenbrier Cos., Inc. (The)(a)	29,431	1,497,744
Hillenbrand, Inc.	66,409	1,846,170
John Bean Technologies Corp.(a)	30,090	2,964,166
Kennametal, Inc.(a)	73,705	1,911,171
Lindsay Corp.(a)	10,292	1,282,795
Mueller Industries, Inc.(a)	107,200	7,943,520
Proto Labs, Inc.*	23,754	697,655
SPX Technologies, Inc.*	43,740	6,974,780
Standex International Corp.	11,211	2,049,147
Tennant Co.	17,845	1,713,834
Titan International, Inc.*	46,426	377,443
Trinity Industries, Inc.	78,003	2,717,625
Wabash National Corp.(a)	41,585	798,016
		61,162,928
Marine Transportation — 0.4%
Matson, Inc.	31,768	4,530,752
Media — 0.8%
Cable One, Inc.(a)	4,350	1,521,586
EchoStar Corp. (Class A Stock)*(a)	114,150	2,833,203
John Wiley & Sons, Inc. (Class A Stock)	39,000	1,881,750
Scholastic Corp.	23,619	756,044
TechTarget, Inc.*(a)	24,315	594,502
TEGNA, Inc.	156,500	2,469,570
Thryv Holdings, Inc.*	31,625	544,899
		10,601,554

A5

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining — 2.5%
Alpha Metallurgical Resources, Inc.	10,340	$2,442,101
Arch Resources, Inc.	17,110	2,363,918
ATI, Inc.*	117,756	7,879,054
Carpenter Technology Corp.	47,252	7,540,474
Century Aluminum Co.*(a)	49,118	797,185
Haynes International, Inc.	13,269	790,036
Kaiser Aluminum Corp.	15,061	1,092,224
Materion Corp.	19,628	2,195,588
Metallus, Inc.*	36,183	536,594
MP Materials Corp.*	115,750	2,042,987
SunCoke Energy, Inc.	82,526	716,326
Warrior Met Coal, Inc.	49,456	3,160,238
Worthington Steel, Inc.	32,850	1,117,229
		32,673,954
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.(a)	120,396	1,106,439
Arbor Realty Trust, Inc.(a)	178,400	2,775,904
ARMOUR Residential REIT, Inc.	47,846	976,058
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	164,250	3,122,392
Ellington Financial, Inc.(a)	81,030	1,044,477
Franklin BSP Realty Trust, Inc.	77,425	1,011,171
KKR Real Estate Finance Trust, Inc.	55,058	679,966
New York Mortgage Trust, Inc.	85,680	542,354
PennyMac Mortgage Investment Trust	82,156	1,171,545
Ready Capital Corp.(a)	159,133	1,214,185
Redwood Trust, Inc.(a)	125,063	966,737
Two Harbors Investment Corp.(a)	98,029	1,360,643
		15,971,871
Multi-Utilities — 0.3%
Avista Corp.	74,454	2,885,093
Unitil Corp.	15,261	924,511
		3,809,604
Office REITs — 1.1%
Brandywine Realty Trust(a)	162,961	886,508
Douglas Emmett, Inc.(a)	158,400	2,783,088
Easterly Government Properties, Inc.	91,568	1,243,493
Highwoods Properties, Inc.	100,300	3,361,053
Hudson Pacific Properties, Inc.(a)	133,437	637,829
JBG SMITH Properties	82,111	1,435,300
SL Green Realty Corp.(a)	61,293	4,266,606
		14,613,877
Oil, Gas & Consumable Fuels — 2.3%
California Resources Corp.(a)	65,800	3,452,526
Comstock Resources, Inc.(a)	85,679	953,607
CONSOL Energy, Inc.(a)	25,300	2,647,645
CVR Energy, Inc.(a)	32,330	744,560
Dorian LPG Ltd.(a)	34,262	1,179,298
Green Plains, Inc.*(a)	61,167	828,201
Magnolia Oil & Gas Corp. (Class A Stock)(a)	177,650	4,338,213
Northern Oil & Gas, Inc.(a)	94,304	3,339,305
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Par Pacific Holdings, Inc.*	52,296	$920,410
Peabody Energy Corp.	119,100	3,160,914
REX American Resources Corp.*	14,943	691,711
SM Energy Co.(a)	108,252	4,326,832
Talos Energy, Inc.*(a)	117,570	1,216,850
Vital Energy, Inc.*	25,331	681,404
World Kinect Corp.(a)	55,870	1,726,942
		30,208,418
Paper & Forest Products — 0.3%
Clearwater Paper Corp.*	16,359	466,886
Sylvamo Corp.	32,572	2,796,306
		3,263,192
Passenger Airlines — 0.9%
Alaska Air Group, Inc.*	119,350	5,395,813
Allegiant Travel Co.	14,146	778,879
JetBlue Airways Corp.*(a)	282,200	1,851,232
SkyWest, Inc.*	37,936	3,225,319
Sun Country Airlines Holdings, Inc.*	37,221	417,247
		11,668,490
Personal Care Products — 0.3%
Edgewell Personal Care Co.	46,615	1,693,989
Inter Parfums, Inc.	16,967	2,196,887
USANA Health Sciences, Inc.*	10,813	410,029
		4,300,905
Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc.*(a)	35,908	1,742,615
ANI Pharmaceuticals, Inc.*	15,680	935,469
Collegium Pharmaceutical, Inc.*(a)	30,469	1,177,322
Corcept Therapeutics, Inc.*(a)	87,992	4,072,270
Harmony Biosciences Holdings, Inc.*	28,479	1,139,160
Innoviva, Inc.*(a)	52,056	1,005,202
Ligand Pharmaceuticals, Inc.*(a)	17,281	1,729,655
Organon & Co.(a)	243,600	4,660,068
Pacira BioSciences, Inc.*	43,618	656,451
Phibro Animal Health Corp. (Class A Stock)	19,900	448,148
Prestige Consumer Healthcare, Inc.*	46,880	3,380,048
Supernus Pharmaceuticals, Inc.*	52,100	1,624,478
		22,570,886
Professional Services — 1.4%
CSG Systems International, Inc.	26,731	1,300,463
Heidrick & Struggles International, Inc.	19,806	769,661
Kelly Services, Inc. (Class A Stock)	31,584	676,213
Korn Ferry	49,882	3,753,122
NV5 Global, Inc.*	12,260	1,146,065
Robert Half, Inc.(a)	96,750	6,521,918
Verra Mobility Corp.*(a)	155,763	4,331,769
		18,499,211
Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC*	216,907	2,956,443
eXp World Holdings, Inc.(a)	80,000	1,127,200

A6

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Kennedy-Wilson Holdings, Inc.	111,817	$1,235,578
Marcus & Millichap, Inc.	22,680	898,808
St. Joe Co. (The)	35,887	2,092,571
		8,310,600
Residential REITs — 0.4%
Centerspace	14,593	1,028,368
Elme Communities	83,259	1,464,526
NexPoint Residential Trust, Inc.	20,895	919,589
Veris Residential, Inc.	76,379	1,364,129
		4,776,612
Retail REITs — 1.8%
Acadia Realty Trust	99,626	2,339,218
Getty Realty Corp.	47,161	1,500,191
Macerich Co. (The)	204,350	3,727,344
Phillips Edison & Co., Inc.(a)	115,900	4,370,589
Retail Opportunity Investments Corp.	120,589	1,896,865
Saul Centers, Inc.	11,378	477,421
SITE Centers Corp.	44,236	2,676,278
Tanger, Inc.	103,448	3,432,405
Urban Edge Properties	114,766	2,454,845
Whitestone REIT	41,687	564,025
		23,439,181
Semiconductors & Semiconductor Equipment — 2.8%
Alpha & Omega Semiconductor Ltd.*(a)	22,645	840,582
Axcelis Technologies, Inc.*	30,860	3,235,671
CEVA, Inc.*	23,143	558,904
Cohu, Inc.*	44,352	1,139,846
Diodes, Inc.*	43,800	2,807,142
FormFactor, Inc.*	73,193	3,366,878
Ichor Holdings Ltd.*	31,851	1,013,180
Impinj, Inc.*(a)	21,540	4,663,841
Kulicke & Soffa Industries, Inc. (Singapore)	51,534	2,325,730
MaxLinear, Inc.*	72,205	1,045,528
PDF Solutions, Inc.*	29,218	925,626
Photronics, Inc.*	59,921	1,483,644
Semtech Corp.*	70,996	3,241,677
SiTime Corp.*(a)	17,720	3,039,157
SMART Global Holdings, Inc.*	50,030	1,048,129
SolarEdge Technologies, Inc.*(a)	54,200	1,241,722
Ultra Clean Holdings, Inc.*	42,600	1,701,018
Veeco Instruments, Inc.*(a)	53,699	1,779,048
Wolfspeed, Inc.*	119,050	1,154,785
		36,612,108
Software — 3.9%
A10 Networks, Inc.	68,696	991,970
ACI Worldwide, Inc.*	99,000	5,039,100
Adeia, Inc.	103,009	1,226,837
Agilysys, Inc.*	21,083	2,297,415
Alarm.com Holdings, Inc.*	46,589	2,547,021
BlackLine, Inc.*	48,800	2,690,832
Box, Inc. (Class A Stock)*	137,650	4,505,284
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Clear Secure, Inc. (Class A Stock)(a)	87,250	$2,891,465
DoubleVerify Holdings, Inc.*	133,539	2,248,797
Envestnet, Inc.*	49,200	3,080,904
InterDigital, Inc.(a)	23,875	3,381,416
LiveRamp Holdings, Inc.*	62,994	1,560,991
MARA Holdings, Inc.*(a)	278,600	4,518,892
N-able, Inc.*	66,588	869,639
NCR Voyix Corp.*(a)	137,550	1,866,554
Progress Software Corp.	40,462	2,725,925
SolarWinds Corp.	48,600	634,230
Sprinklr, Inc. (Class A Stock)*(a)	113,900	880,447
SPS Commerce, Inc.*	35,093	6,814,008
		50,771,727
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	87,675	2,569,754
Outfront Media, Inc.	130,347	2,395,778
Safehold, Inc.(a)	43,233	1,134,002
Uniti Group, Inc.(a)	230,981	1,302,733
		7,402,267
Specialty Retail — 4.0%
Academy Sports & Outdoors, Inc.(a)	68,210	3,980,736
Advance Auto Parts, Inc.(a)	56,400	2,199,036
American Eagle Outfitters, Inc.(a)	169,129	3,786,798
Asbury Automotive Group, Inc.*(a)	18,896	4,508,397
Bath & Body Works, Inc.	200,700	6,406,344
Boot Barn Holdings, Inc.*	28,857	4,827,199
Buckle, Inc. (The)(a)	28,277	1,243,340
Caleres, Inc.(a)	33,227	1,098,152
Foot Locker, Inc.	77,950	2,014,228
Group 1 Automotive, Inc.(a)	12,379	4,741,652
Guess?, Inc.(a)	26,725	537,974
Leslie’s, Inc.*	181,391	573,196
MarineMax, Inc.*	18,559	654,576
Monro, Inc.(a)	28,305	816,882
National Vision Holdings, Inc.*	74,358	811,246
ODP Corp. (The)*	31,337	932,276
Sally Beauty Holdings, Inc.*(a)	97,111	1,317,796
Shoe Carnival, Inc.(a)	16,699	732,251
Signet Jewelers Ltd.(a)	42,200	4,352,508
Sonic Automotive, Inc. (Class A Stock)(a)	13,786	806,205
Upbound Group, Inc.	46,049	1,473,107
Urban Outfitters, Inc.*	53,905	2,065,101
Victoria’s Secret & Co.*	74,050	1,903,085
		51,782,085
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.*	44,202	307,646
Xerox Holdings Corp.(a)	109,350	1,135,053
		1,442,699
Textiles, Apparel & Luxury Goods — 1.5%
G-III Apparel Group Ltd.*	37,456	1,143,157
Hanesbrands, Inc.*(a)	332,756	2,445,757
Kontoor Brands, Inc.(a)	47,380	3,874,736

A7

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Oxford Industries, Inc.(a)	13,930	$1,208,567
Steven Madden Ltd.(a)	68,697	3,365,466
VF Corp.(a)	313,000	6,244,350
Wolverine World Wide, Inc.	75,704	1,318,764
		19,600,797
Tobacco — 0.3%
Universal Corp.	23,340	1,239,588
Vector Group Ltd.	131,384	1,960,249
		3,199,837
Trading Companies & Distributors — 1.4%
Air Lease Corp.	98,000	4,438,420
Boise Cascade Co.	36,824	5,191,448
DNOW, Inc.*	100,733	1,302,478
DXP Enterprises, Inc.*	12,062	643,628
GMS, Inc.*(a)	37,469	3,393,567
Rush Enterprises, Inc. (Class A Stock)	58,500	3,090,555
		18,060,096
Water Utilities — 0.7%
American States Water Co.	35,402	2,948,632
California Water Service Group	55,627	3,016,096
Middlesex Water Co.	16,857	1,099,751
SJW Group	28,135	1,634,925
		8,699,404
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*	59,894	430,039
Telephone & Data Systems, Inc.	92,260	2,145,045
		2,575,084

Total Common Stocks (cost $863,952,756)		1,284,103,788
Unaffiliated Exchange-Traded Fund — 0.4%
iShares Core S&P Small-Cap ETF(a)	41,020	4,797,699
(cost $4,279,102)

Total Long-Term Investments (cost $868,231,858)		1,288,901,487
Short-Term Investments — 23.9%
Affiliated Mutual Funds — 23.9%
PGIM Core Ultra Short Bond Fund(wb)	3,023,188	3,023,188
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $306,105,660; includes $304,895,344 of cash collateral for securities on loan)(b)(wb)	306,502,436	306,379,836

Total Affiliated Mutual Funds (cost $309,128,848)		309,403,024

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.799%	12/19/24	350	$346,541
(cost $346,359)

Total Short-Term Investments (cost $309,475,207)			309,749,565

TOTAL INVESTMENTS—123.6% (cost $1,177,707,065)			1,598,651,052

Liabilities in excess of other assets(z) — (23.6)%			(305,550,779)

Net Assets — 100.0%			$1,293,100,273

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $298,485,380; cash collateral of $304,895,344 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A8

PSF SMALL-CAP STOCK INDEX PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
31	Russell 2000 E-Mini Index	Dec. 2024	$3,486,260	$66,255
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A9